Average Annual Total Returns		12 Months Ended	54 Months Ended	60 Months Ended	81 Months Ended	87 Months Ended	108 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
GQG Partners Emerging Markets Equity Fund | MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses or taxes), GQG Partners Emerging Markets Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent		7.50%		1.70%			5.46%
GQG Partners Emerging Markets Equity Fund | Investor Shares, GQG Partners Emerging Markets Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent		6.01%		6.99%			8.42%
GQG Partners Emerging Markets Equity Fund | Institutional Shares, GQG Partners Emerging Markets Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent		6.20%		7.20%			8.65%
GQG Partners Emerging Markets Equity Fund | Institutional Shares, GQG Partners Emerging Markets Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.01%		6.59%			8.20%
GQG Partners Emerging Markets Equity Fund | Institutional Shares, GQG Partners Emerging Markets Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.21%		5.67%			7.00%
GQG Partners Emerging Markets Equity Fund | R6 Shares, GQG Partners Emerging Markets Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent		6.20%		7.20%			8.65%
GQG Partners US Select Quality Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%		13.75%
GQG Partners US Select Quality Equity Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		29.16%		16.92%		16.11%
GQG Partners US Select Quality Equity Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		29.37%		17.10%		16.28%
GQG Partners US Select Quality Equity Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.79%		16.40%		15.69%
GQG Partners US Select Quality Equity Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.53%		13.76%		13.27%
GQG Partners US Select Quality Equity Fund | R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		29.43%		17.11%		16.29%
GQG Partners Global Quality Equity Fund | MSCI All Country World Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%		10.06%	10.98%
GQG Partners Global Quality Equity Fund | Investor Shares, GQG Partners Global Quality Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent		20.14%		13.11%	13.61%
GQG Partners Global Quality Equity Fund | Institutional Shares, GQG Partners Global Quality Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent		20.35%		13.30%	13.80%
GQG Partners Global Quality Equity Fund | Institutional Shares, GQG Partners Global Quality Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.62%		12.61%	13.19%
GQG Partners Global Quality Equity Fund | Institutional Shares, GQG Partners Global Quality Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.31%		10.56%	11.09%
GQG Partners Global Quality Equity Fund | R6 Shares, GQG Partners Global Quality Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent		20.42%		13.30%	13.80%
GQG Partners International Quality Value Fund | MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	0.35%
GQG Partners International Quality Value Fund | MSCI ACWI ex USA Value Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.04%	3.40%
GQG Partners International Quality Value Fund | Investor Shares, GQG Partners International Quality Value Fund
Prospectus [Line Items]
Average Annual Return, Percent		7.39%	3.97%
GQG Partners International Quality Value Fund | Institutional Shares, GQG Partners International Quality Value Fund
Prospectus [Line Items]
Average Annual Return, Percent		7.53%	4.05%
GQG Partners International Quality Value Fund | Institutional Shares, GQG Partners International Quality Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.86%	3.08%
GQG Partners International Quality Value Fund | Institutional Shares, GQG Partners International Quality Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.27%	3.12%
GQG Partners US Quality Value Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes), GQG Partners US Quality Value Fund
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	11.04%
GQG Partners US Quality Value Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	24.51%	10.11%
GQG Partners US Quality Value Fund | MSCI USA Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.55%	6.50%
GQG Partners US Quality Value Fund | Investor Shares, GQG Partners US Quality Value Fund
Prospectus [Line Items]
Average Annual Return, Percent		12.69%	9.61%
GQG Partners US Quality Value Fund | Institutional Shares, GQG Partners US Quality Value Fund
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	9.67%
GQG Partners US Quality Value Fund | Institutional Shares, GQG Partners US Quality Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.96%	8.91%
GQG Partners US Quality Value Fund | Institutional Shares, GQG Partners US Quality Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.20%	7.48%
GQG Partners Global Quality Value Fund | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	6.26%
GQG Partners Global Quality Value Fund | MSCI ACWI Value Index (reflects no deduction for fees
Prospectus [Line Items]
Average Annual Return, Percent		10.76%	5.34%
GQG Partners Global Quality Value Fund | Investor Shares, GQG Partners Global Quality Value Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.81%	6.63%
GQG Partners Global Quality Value Fund | Institutional Shares, GQG Partners Global Quality Value Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.95%	6.69%
GQG Partners Global Quality Value Fund | Institutional Shares, GQG Partners Global Quality Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.05%	5.64%
GQG Partners Global Quality Value Fund | Institutional Shares, GQG Partners Global Quality Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.62%	5.08%

[1]	Effective December 9, 2024, the Fund’s broad-based securities market index changed from the Russell 1000 Index to the S&P 500 Index because the Adviser believes the S&P 500 Index better reflects the Fund’s investment universe.